Prepayment and other current assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment and other current assets

5. Prepayment and other current assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2023	2022
Prepayments and other receivable	$1,686,014	$167,677
Deposits	17,631,175	86,102
Total	$19,317,189	$253,779

Prepayments as of December 31, 2023 principally represent advance payments to various service providers for services to be provided subsequently. Deposits of $17,549,000 were placed with suppliers to secure credit lines for the purchase of marine fuels.